Other intangible assets (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Amortization, intangible assets other than goodwill	₨ 3,425	₨ 3,681	₨ 3,470
Selling, general and administrative expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization, intangible assets other than goodwill	3,029	3,198	3,262
Cost of revenues [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization, intangible assets other than goodwill	264	300	110
Research and development expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization, intangible assets other than goodwill	₨ 132	₨ 183	₨ 98